Net loss per share (Schedule of Basic and Diluted Net Loss Per Share) (Details) ¥ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) shares	Dec. 31, 2015 CNY (¥) ¥ / shares shares	Dec. 31, 2014 CNY (¥) ¥ / shares shares	Dec. 31, 2013 CNY (¥) ¥ / shares shares
Numerator:
Net income (loss)	$ 3,493	¥ 22,621	¥ (59,814)	¥ (37,771)
Deemed dividend from issuance of preferred share series C2 (Note 17)			(16,666)
Change in redemption value of preferred shares	$ (3,911)	¥ (25,332)	(79,169)	¥ (61,435)
Net loss attributable to ordinary shareholders	$ (418)	¥ (2,711)	¥ (155,649)	¥ (99,206)
Net loss per ordinary share - basic and diluted		¥ (0.03)	¥ (5.31)	¥ (3.31)
Net loss per ADS - basic and diluted		¥ (0.08)	¥ (15.93)	¥ (9.93)
Shares (Denominator):
Weighted average number of ordinary shares - basic and diluted | shares	102,987,119	102,987,119	29,314,067	29,983,883